Share-Based Payments Stock Options (Details) - Options and Sosars [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	1.3
Granted (in shares)	0.1
Exercised (in shares)	(0.2)
Forfeited (in shares)	0.0
Outstanding at the end of the period (in shares)	1.2	1.3
Exercisable (in shares)	1.0
Weighted-average exercise price of shares outstanding, beginning of the period (in dollars per share)	$ 49.49
Weighted-average exercise price of shares granted (in dollars per share)	90.38
Weighted-average exercise price of shares exercised (in dollars per share)	44.35
Weighted-average exercise price of shares forfeited (in dollars per share)	0.00
Weighted-average exercise price of shares outstanding, end of the period (in dollars per share)	54.20	$ 49.49
Weighted-average exercise price of shares exercisable (in dollars per share)	$ 47.90
Weighted-average remaining contractual life, outstanding (in years)	5 years 3 months 18 days	4 years 9 months 18 days
Weighted-average remaining contractual life, exercisable (in years)	4 years 4 months 24 days
Aggregate intrinsic value of shares outstanding (in dollars)	$ 58.0
Aggregate intrinsic value of shares outstanding (in dollars)	52.4	$ 58.0
Aggregate intrinsic value of shares exercisable (in dollars)	$ 48.7